Bank overdrafts, bonds and bank loans - Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of bank overdraft bonds and bank loans [abstract]
Non-current portion of non-current borrowings	£ 4,975.5	£ 4,047.3	[1]	£ 5,634.8	[1]

[1]	Figures have been restated as described in the accounting policies.